High Yield ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 50.0%
	AEROSPACE/DEFENSE — 0.4%
$250,000	TransDigm UK Holdings PLC 6.875%, 5/15/2026«	$252,006
200,000	Triumph Group, Inc. 6.250%, 9/15/2024«,¤	170,604
		422,610
	AGRICULTURE — 1.4%
1,446,000	Vector Group Ltd. 6.125%, 2/1/2025«,¤	1,445,855
	AIRLINES — 0.3%
300,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	258,750
	AUTO MANUFACTURERS — 1.6%
229,000	BCD Acquisition, Inc. 9.625%, 9/15/2023«,¤	228,428
300,000	Ford Motor Co. 4.750%, 1/15/2043	272,190
669,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026«,¤	711,776
211,000	Navistar International Corp. 6.625%, 11/1/2025«,¤	216,143
211,000	Wabash National Corp. 5.500%, 10/1/2025«,¤	211,769
		1,640,306
	AUTO PARTS & EQUIPMENT — 1.3%
400,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026«,¤	381,750
244,000	American Axle & Manufacturing, Inc. 6.250%, 4/1/2025«	241,488
167,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027«	158,650
158,000	Meritor, Inc. 6.250%, 2/15/2024«	161,736
355,000	Truck Hero, Inc. 8.500%, 4/21/2024«,¤	377,594
		1,321,218
	BANKS — 0.3%
270,000	Freedom Mortgage Corp. 10.750%, 4/1/2024«,¤	287,973
	BUILDING MATERIALS — 0.5%
465,000	Patrick Industries, Inc. 7.500%, 10/15/2027«,¤	505,687

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	CHEMICALS — 2.6%
$330,000	Chemours Co. 6.625%, 5/15/2023«	$334,785
250,000	Cornerstone Chemical Co. 6.750%, 8/15/2024«,¤	234,844
1,129,000	CVR Partners LP / CVR Nitrogen Finance Corp. 9.250%, 6/15/2023«,¤	1,047,266
295,000	Olin Corp. 5.625%, 8/1/2029«	290,205
250,000	TPC Group, Inc. 10.500%, 8/1/2024«,¤	210,495
270,000	Tronox, Inc. 6.500%, 4/15/2026«,¤	270,506
355,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025«,¤	306,409
		2,694,510
	COAL — 0.9%
370,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.500%, 5/1/2025«,¤	264,550
158,000	Peabody Energy Corp. 6.000%, 3/31/2022«,¤	93,220
200,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. 7.500%, 6/15/2025«,¤	180,904
402,000	Warrior Met Coal, Inc. 8.000%, 11/1/2024«,¤	409,726
		948,400
	COMMERCIAL SERVICES — 4.1%
1,219,000	ACE Cash Express, Inc. 12.000%, 12/15/2022«,¤	874,633
270,000	Harsco Corp. 5.750%, 7/31/2027«,¤	273,881
	Hertz Corp.
208,000	6.250%, 10/15/2022«,†	95,680
208,000	5.500%, 10/15/2024«,†,¤	93,990
370,000	Korn Ferry 4.625%, 12/15/2027«,¤	375,550
2,283,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	2,017,065
250,000	Sabre GLBL, Inc. 7.375%, 9/1/2025«,¤	252,875
270,000	Sotheby's 7.375%, 10/15/2027«,¤	270,456
		4,254,130

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	COMPUTERS — 1.6%
$250,000	Diebold Nixdorf, Inc. 9.375%, 7/15/2025«,¤	$264,375
1,454,600	Vericast Corp. 8.375%, 8/15/2022«,¤	1,400,962
		1,665,337
	DISTRIBUTION/WHOLESALE — 0.8%
200,000	Core & Main Holdings LP 8.625%, 9/15/2024«,¤	202,104
208,000	Performance Food Group, Inc. 5.500%, 6/1/2024«,¤	208,520
270,000	Resideo Funding, Inc. 6.125%, 11/1/2026«,¤	266,625
200,000	Wolverine Escrow LLC 9.000%, 11/15/2026«,¤	165,375
		842,624
	DIVERSIFIED FINANCIAL SERVICES — 4.0%
1,176,000	Curo Group Holdings Corp. 8.250%, 9/1/2025«,¤	988,563
270,000	Enova International, Inc. 8.500%, 9/1/2024«,¤	253,434
857,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 7.250%, 8/15/2024«,¤	888,067
588,000	Navient Corp. 5.875%, 3/25/2021	593,330
250,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc. 6.375%, 12/15/2022«,¤	244,629
398,000	Quicken Loans, Inc. 5.750%, 5/1/2025«,¤	409,940
1,469,000	Voyager Aviation Holdings LLC / Voyager Finance Co. 8.500%, 8/15/2021«,¤	734,500
		4,112,463
	ELECTRIC — 0.8%
370,000	Calpine Corp. 4.500%, 2/15/2028«,¤	379,553
250,357	NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/2025¤	266,291
264,000	Talen Energy Supply LLC 6.500%, 6/1/2025«	173,554
		819,398
	ELECTRONICS — 0.4%
355,000	ADT Security Corp. 4.875%, 7/15/2032¤	359,438

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	ENGINEERING & CONSTRUCTION — 0.4%
$250,000	PowerTeam Services LLC 9.033%, 12/4/2025«,¤	$264,531
208,000	Tutor Perini Corp. 6.875%, 5/1/2025«,¤	191,750
		456,281
	ENTERTAINMENT — 0.7%
208,000	Jacobs Entertainment, Inc. 7.875%, 2/1/2024«,¤	203,731
200,000	Scientific Games International, Inc. 8.250%, 3/15/2026«,¤	209,159
370,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.875%, 11/1/2027«,¤	356,014
		768,904
	FOOD — 0.5%
86,000	Ingles Markets, Inc. 5.750%, 6/15/2023«	87,489
370,000	Pilgrim's Pride Corp. 5.750%, 3/15/2025«,¤	377,400
		464,889
	FOREST PRODUCTS & PAPER — 0.4%
208,000	Resolute Forest Products, Inc. 5.875%, 5/15/2023«	203,038
211,000	Schweitzer-Mauduit International, Inc. 6.875%, 10/1/2026«,¤	223,356
		426,394
	GAS — 0.1%
114,000	Southern Star Central Corp. 5.125%, 7/15/2022«,¤	114,289
	HEALTHCARE-SERVICES — 0.2%
211,000	Magellan Health, Inc. 4.900%, 9/22/2024«,α	217,932
	HOME BUILDERS — 1.1%
208,000	LGI Homes, Inc. 6.875%, 7/15/2026«,¤	218,101
370,000	M/I Homes, Inc. 4.950%, 2/1/2028«	382,256
270,000	MDC Holdings, Inc. 6.000%, 1/15/2043«	327,206
250,000	New Home Co., Inc. 7.250%, 4/1/2022«	249,004
		1,176,567

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	INSURANCE — 0.4%
$346,000	Genworth Holdings, Inc. 6.500%, 6/15/2034	$316,806
66,000	MBIA, Inc. 6.400%, 8/15/2022«	65,670
		382,476
	INTERNET — 0.7%
295,000	Netflix, Inc. 4.875%, 6/15/2030«,¤	336,853
437,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026«,¤	400,607
		737,460
	INVESTMENT COMPANIES — 0.3%
270,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.250%, 5/15/2027«	282,130
	IRON/STEEL — 0.7%
250,000	Allegheny Technologies, Inc. 7.875%, 8/15/2023«	256,304
355,000	Cleveland-Cliffs, Inc. 6.250%, 10/1/2040	273,375
300,000	United States Steel Corp. 6.250%, 3/15/2026«	203,812
		733,491
	LEISURE TIME — 0.8%
400,000	Carlson Travel, Inc. 6.750%, 12/15/2025«,¤	306,000
200,000	NCL Corp. Ltd. 3.625%, 12/15/2024«,¤	140,375
200,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028«	147,186
249,000	Vista Outdoor, Inc. 5.875%, 10/1/2023«	250,530
		844,091
	LODGING — 1.0%
270,000	Arrow Bidco LLC 9.500%, 3/15/2024«,¤	225,084
793,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026«	815,553
		1,040,637
	MACHINERY-CONSTRUCTION & MINING — 0.3%
285,000	Terex Corp. 5.625%, 2/1/2025«,¤	286,425

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	MEDIA — 4.0%
$370,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 3/1/2030«,¤	$392,200
300,000	Clear Channel Worldwide Holdings, Inc. 9.250%, 2/15/2024«	291,602
546,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, 8/15/2027«,¤	284,944
270,000	Houghton Mifflin Harcourt Publishers, Inc. 9.000%, 2/15/2025«,¤	260,466
200,000	iHeartCommunications, Inc. 8.375%, 5/1/2027«	197,363
270,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 5/15/2024«,¤	146,109
211,000	Meredith Corp. 6.875%, 2/1/2026«	176,581
370,000	TEGNA, Inc. 5.000%, 9/15/2029«	365,723
209,000	Univision Communications, Inc. 5.125%, 2/15/2025«,¤	198,419
2,033,000	Urban One, Inc. 7.375%, 4/15/2022«,¤	1,847,011
		4,160,418
	METAL FABRICATE/HARDWARE — 0.2%
270,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027«	249,075
	MINING — 1.9%
400,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028«,¤	422,250
211,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027«	220,615
250,000	Joseph T Ryerson & Son, Inc. 8.500%, 8/1/2028«,¤	263,750
980,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026«,¤	1,037,389
		1,944,004
	MISCELLANEOUS MANUFACTURING — 2.7%
102,473	Anagram International, Inc. / Anagram Holdings LLC 10.000%, 8/15/2026«,¤	88,127
780,000	FXI Holdings, Inc. 7.875%, 11/1/2024«,¤	742,950
1,326,000	LSB Industries, Inc. 9.625%, 5/1/2023«,¤	1,304,313

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	MISCELLANEOUS MANUFACTURING - (Continued)
$3,065,000	Techniplas LLC 10.000%, 11/1/2020«,†,¤	$613,000
		2,748,390
	OFFICE/BUSINESS EQUIPMENT — 0.1%
133,000	Pitney Bowes, Inc. 5.950%, 4/1/2023«,α	132,155
	OIL & GAS — 2.7%
158,000	CITGO Petroleum Corp. 6.250%, 8/15/2022«,¤	157,178
1,902,000	Mesquite Energy, Inc. 7.250%, 2/15/2023«,†,¤	19,020
1,592,000	Montage Resources Corp. 8.875%, 7/15/2023«	1,621,850
1,074,000	Par Petroleum LLC / Par Petroleum Finance Corp. 7.750%, 12/15/2025«,¤	954,405
		2,752,453
	OIL & GAS SERVICES — 0.5%
1,978,000	Basic Energy Services, Inc. 10.750%, 10/15/2023«,¤	410,435
1,184,000	Hi-Crush, Inc. 9.500%, 8/1/2026«,†,¤	63,640
		474,075
	PACKAGING & CONTAINERS — 0.2%
200,000	Mauser Packaging Solutions Holding Co. 7.250%, 4/15/2025«,¤	188,500
	PHARMACEUTICALS — 1.6%
1,572,000	HLF Financing Sarl LLC / Herbalife International, Inc. 7.250%, 8/15/2026«,¤	1,617,690
	PIPELINES — 0.7%
270,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027«,¤	224,100
402,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022«,¤	393,066
208,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023«	139,100
		756,266
	REAL ESTATE — 1.4%
818,000	Hunt Cos., Inc. 6.250%, 2/15/2026«,¤	787,656
458,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024«	456,283

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	REAL ESTATE - (Continued)
$200,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 9.375%, 4/1/2027«,¤	$207,520
		1,451,459
	REITS — 2.0%
370,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.750%, 5/15/2026«,¤	292,280
437,000	CoreCivic, Inc. 4.750%, 10/15/2027«	370,644
264,000	GEO Group, Inc. 6.000%, 4/15/2026«	189,593
370,000	Iron Mountain, Inc. 5.250%, 3/15/2028«,¤	385,956
208,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023«	204,208
250,000	Service Properties Trust 4.950%, 2/15/2027«	223,125
249,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 4/15/2023«,¤	250,867
355,000	Washington Prime Group LP 6.450%, 8/15/2024«,α	181,087
		2,097,760
	RETAIL — 1.5%
208,000	GameStop Corp. 10.000%, 3/15/2023«,¤	188,240
793,000	Guitar Center, Inc. 9.500%, 10/15/2021«,†,¤	650,260
355,000	Michaels Stores, Inc. 8.000%, 7/15/2027«,¤	371,575
189,573	Party City Holdings, Inc. 5.260% (6-Month US LIBOR+500 basis points), 7/15/2025«,@,¤	142,180
300,000	Staples, Inc. 10.750%, 4/15/2027«,¤	240,937
		1,593,192
	SOFTWARE — 0.8%
755,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024«	793,614
	TELECOMMUNICATIONS — 0.9%
355,000	CommScope, Inc. 8.250%, 3/1/2027«,¤	369,646
270,000	ORBCOMM, Inc. 8.000%, 4/1/2024«,¤	263,166

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS - (Continued)
	TELECOMMUNICATIONS - (Continued)
$330,000	Plantronics, Inc. 5.500%, 5/31/2023«,¤	$294,728
		927,540
	TRUCKING & LEASING — 0.2%
249,000	Fortress Transportation & Infrastructure Investors LLC 6.750%, 3/15/2022«,¤	245,819
	CORPORATE BONDS
	(Cost $61,977,225)	51,643,075
	TERM LOANS — 19.3%
	ADVERTISING — 0.8%
	Advantage Sales & Marketing, Inc.
493,438	3.480% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	486,654
336,115	3.480% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	330,947
		817,601
	AEROSPACE/DEFENSE — 0.6%
486,534	Dynasty Acquisition Co., Inc. 3.650% (1-Month US LIBOR+350 basis points), 4/6/2026«,@	432,234
261,577	Standard Aero Ltd. 3.650% (1-Month US LIBOR+350 basis points), 4/6/2026«,@	232,384
		664,618
	AUTO PARTS & EQUIPMENT — 0.7%
745,313	First Brands Group LLC 7.650% (1-Month US LIBOR+750 basis points), 2/2/2024«,@	736,928
	BEVERAGES — 0.7%
750,000	Blue Ribbon LLC 4.230% (3-Month US LIBOR+400 basis points), 11/15/2021«,@	698,670
	COMMERCIAL SERVICES — 1.5%
990,000	AQ Carver Buyer, Inc. 5.150% (1-Month US LIBOR+500 basis points), 9/23/2025«,@	945,450
723,004	MRO Holdings, Inc. 5.230% (3-Month US LIBOR+500 basis points), 6/4/2026@	578,403
		1,523,853
	COMPUTERS — 1.0%
1,000,000	McAfee LLC 8.730% (3-Month US LIBOR+850 basis points), 9/29/2025«,@	1,010,625
	DIVERSIFIED FINANCIAL SERVICES — 1.7%
1,000,000	Edelman Financial Center LLC 6.980% (3-Month US LIBOR+675 basis points), 7/20/2026«,@	960,940

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	TERM LOANS - (Continued)
	DIVERSIFIED FINANCIAL SERVICES - (Continued)
$908,102	PGX Holdings, Inc. 5.480% (3-Month US LIBOR+525 basis points), 9/29/2023«,@	$764,318
		1,725,258
	FOOD SERVICE — 0.9%
992,198	TKC Holdings, Inc. 3.980% (3-Month US LIBOR+375 basis points), 2/1/2023«,@	934,219
	HEALTHCARE-SERVICES — 4.1%
1,485,924	Air Methods Corp. 3.730% (3-Month US LIBOR+350 basis points), 4/22/2024@	1,308,541
1,000,000	MED ParentCo LP 8.400% (1-Month US LIBOR+825 basis points), 8/30/2027«,@	928,335
1,069,939	Sound Inpatient Physicians Holdings LLC 6.980% (3-Month US LIBOR+675 basis points), 6/26/2026«,@	1,047,877
1,000,000	Upstream Newco, Inc. 8.650% (1-Month US LIBOR+850 basis points), 10/22/2027«,@	975,000
		4,259,753
	INSURANCE — 0.9%
939,394	Asurion LLC 6.730% (3-Month US LIBOR+650 basis points), 8/4/2025«,@	942,818
	INTERNET — 1.5%
749,390	Hoya Midco LLC 3.730% (3-Month US LIBOR+350 basis points), 6/30/2024«,@	648,222
1,000,000	Pug LLC 3.650% (1-Month US LIBOR+350 basis points), 2/12/2027«,@	887,500
		1,535,722
	MACHINERY-DIVERSIFIED — 0.9%
991,806	NN, Inc. 5.900% (1-Month US LIBOR+575 basis points), 10/19/2022«,@	983,569
	MISCELLANEOUS MANUFACTURING — 0.9%
992,481	Rohm Holding GmbH 5.150% (1-Month US LIBOR+500 basis points), 7/31/2026«,@	894,474
	OIL & GAS — 0.8%
900,192	CITGO Petroleum Corp. 5.230% (3-Month US LIBOR+500 basis points), 3/28/2024«,@	857,433
	RETAIL — 0.5%
493,756	Academy Ltd. 4.230% (3-Month US LIBOR+400 basis points), 7/1/2022«,@	484,375
	SOFTWARE — 0.9%
1,000,000	TIBCO Software, Inc. 7.900% (1-Month US LIBOR+775 basis points), 3/3/2028«,@	984,375

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	TERM LOANS - (Continued)
	TRANSPORTATION — 0.9%
$1,000,000	Odyssey Logistics & Technology Corp. 4.230% (3-Month US LIBOR+400 basis points), 10/12/2024«,@	$948,960
	TOTAL TERM LOANS
	(Cost $19,923,492)	20,003,251
	FOREIGN BONDS — 18.1%
	AGRICULTURE — 1.8%
1,832,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)«,¤	1,897,979
	AIRLINES — 0.2%
208,000	Air Canada 7.750%, 4/15/2021 (Canada)¤	208,910
208,000	Virgin Australia Holdings Ltd. 7.875%, 10/15/2021 (Australia)†,¤	20,800
		229,710
	AUTO MANUFACTURERS — 0.6%
217,000	Aston Martin Capital Holdings Ltd. 6.500%, 4/15/2022 (Jersey)«,¤	195,409
423,000	Mclaren Finance PLC 5.750%, 8/1/2022 (United Kingdom)«,¤	383,872
		579,281
	CHEMICALS — 0.6%
270,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.750%, 4/30/2026 (Australia)«,¤	276,388
295,000	OCI N.V. 6.625%, 4/15/2023 (Netherlands)«,¤	305,399
		581,787
	COMMERCIAL SERVICES — 1.6%
882,000	Cimpress PLC 7.000%, 6/15/2026 (Netherlands)«,¤	841,040
807,769	Emeco Pty Ltd. 9.250%, 3/31/2022 (Australia)«,¤	845,532
		1,686,572
	COSMETICS/PERSONAL CARE — 0.2%
208,000	Avon International Operations, Inc. 7.875%, 8/15/2022 (United Kingdom)«,¤	211,099
	DIVERSIFIED FINANCIAL SERVICES — 0.2%
383,412	Global Aircraft Leasing Co., Ltd. 6.500%, 9/15/2024 (Cayman Islands)«,¤	215,190

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	ELECTRIC — 0.4%
$370,000	TransAlta Corp. 6.500%, 3/15/2040 (Canada)	$381,886
	ENVIRONMENTAL CONTROL — 0.2%
208,000	Tervita Corp. 7.625%, 12/1/2021 (Canada)«,¤	190,386
	FOOD — 4.2%
1,855,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025 (Canada)«,¤	1,908,786
300,000	FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 8/15/2026 (Luxembourg)«,¤	289,068
2,015,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)«,¤	2,193,750
		4,391,604
	FOREST PRODUCTS & PAPER — 0.2%
211,000	Mercer International, Inc. 5.500%, 1/15/2026 (Canada)«	202,956
	GAS — 0.4%
402,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023 (Canada)«,¤	374,320
	IRON/STEEL — 0.6%
270,000	Infrabuild Australia Pty Ltd. 12.000%, 10/1/2024 (Australia)«,¤	260,550
285,000	Mineral Resources Ltd. 8.125%, 5/1/2027 (Australia)«,¤	310,113
		570,663
	MINING — 0.7%
499,000	Hudbay Minerals, Inc. 7.250%, 1/15/2023 (Canada)«,¤	508,631
270,000	Mountain Province Diamonds, Inc. 8.000%, 12/15/2022 (Canada)«,¤	206,466
		715,097
	OIL & GAS — 1.0%
1,291,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)«,¤	1,063,339
	OIL & GAS SERVICES — 1.7%
	Calfrac Holdings LP
276,170	10.875%, 3/15/2026 (Canada)«,¤	200,223
496,000	8.500%, 6/15/2026 (Canada)«,†,¤	47,120
1,725,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)«,¤	1,535,250
		1,782,593

High Yield ETF

SCHEDULE OF INVESTMENTS - Continued

September 30, 2020 (Unaudited)

Principal Amount		Value
	FOREIGN BONDS - (Continued)
	PACKAGING & CONTAINERS — 0.4%
$370,000	Cascades, Inc./Cascades USA, Inc. 5.375%, 1/15/2028 (Canada)«,¤	$389,656
	TELECOMMUNICATIONS — 0.7%
300,000	C&W Senior Financing DAC 6.875%, 9/15/2027 (Ireland)«,¤	312,398
400,000	Millicom International Cellular S.A. 6.000%, 3/15/2025 (Luxembourg)«,¤	411,958
		724,356
	TRANSPORTATION — 2.2%
2,252,000	Global Ship Lease, Inc. 9.875%, 11/15/2022 (United Kingdom)«,¤	2,293,696
	TRUCKING & LEASING — 0.2%
217,000	Fly Leasing Ltd. 6.375%, 10/15/2021 (Ireland)«	217,509
	TOTAL FOREIGN BONDS
	(Cost $19,789,752)	18,699,679

Number of Shares
	CLOSED-END FUNDS — 7.9%
	FIXED INCOME — 7.9%
77,597	AllianceBernstein Global High Income Fund, Inc.	815,544
31,086	Ares Dynamic Credit Allocation Fund	394,171
99,000	BlackRock Corporate High Yield Fund, Inc.	1,057,320
52,917	BlackRock Limited Duration Income Trust	778,409
31,952	Blackstone/GSO Strategic Credit Fund	390,453
47,284	Brookfield Real Assets Income Fund, Inc.	781,132
46,685	Highland Income Fund	401,024
42,831	Invesco Dynamic Credit Opportunities Fund	394,474
102,203	Invesco Senior Income Trust	374,063
61,937	Nuveen Credit Strategies Income Fund	366,048
30,653	PGIM Global High Yield Fund	406,152
28,062	PGIM High Yield Bond Fund, Inc.	387,536
85,512	Voya Prime Rate Trust	377,108
62,608	Western Asset High Income Fund II, Inc.	400,691
170,150	Western Asset High Income Opportunity Fund, Inc.	833,735
	TOTAL CLOSED-END FUNDS
	(Cost $7,573,818)	8,157,860

High Yield ETF

SCHEDULE OF INVESTMENTS - Concluded

September 30, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 0.5%
23,500	Global X Nasdaq 100 Covered Call ETF	$506,660
	Total Exchange-Traded Funds
	(Cost $501,199)	506,660
	COMMON STOCKS — 1.1%
	REITS — 1.1%
165,000	Annaly Capital Management, Inc. - REIT	1,174,800
	RETAIL — 0.0%
19,290	Party City Holdings, Inc.*	10,031
	TOTAL COMMON STOCKS
	(Cost $1,019,333)	1,184,831
	SHORT-TERM INVESTMENTS — 5.3%
5,460,223	JPMorgan U.S. Government Money Market Fund - Class L, 0.01%#	5,460,223
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,460,223)	5,460,223
	TOTAL INVESTMENTS — 102.2%
	(Cost $116,245,042)	105,655,579
	Liabilities in Excess of Other Assets — (2.2)%	(2,316,549)
	TOTAL NET ASSETS — 100.0%	$103,339,030

*	Non-income producing security.
«	Callable.
¤	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $54,800,055, which represents approximately 53.0% of net assets as of September 30, 2020.
†	Security is in default.
α	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2020.
@	Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
#	The rate is the annualized seven-day yield at period end.

The 1-Month US LIBOR rate as of September 30, 2020 is 0.150%.
The 3-Month US LIBOR rate as of September 30, 2020 is 0.230%.
The 6-Month US LIBOR rate as of September 30, 2020 is 0.260%.